Description of Business - Additional Information (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Sep. 30, 2021	Sep. 30, 2020
Description Of Business [Line Items]
Stock issuance costs			$ 5,942	$ 0
Stock split		8.25-for-1
IPO [Member]
Description Of Business [Line Items]
Issuance of common stock (in shares)	19,840,000		4,455,384
Price per share of common stock	$ 13.00
Proceeds from IPO			$ 241,200
Purchase cost of shares	$ 54,200		$ 54,200
Stock split			8.25-for-1
Subsequent Event [Member]
Description Of Business [Line Items]
Stock split		8.25-for-1